SHORT-TERM AND LONG-TERM BANK BORROWINGS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
BORROWINGS
Outstanding balance	¥ 3,889,300	¥ 3,023,600	$ 555,100
Unused facilities	3,868,200	2,595,000
Short-term bank borrowings		300,000
Long-term bank borrowings		33,600
Land use rights, net	143,300	146,278	$ 20,451
Outstanding bank borrowings	¥ 0
Minimum
BORROWINGS
Line of credit, remaining term	1 month
Maximum
BORROWINGS
Line of credit, remaining term	55 months
Assets Pledged as Collateral
BORROWINGS
Land use rights, net	¥ 0	77,600
Short term debt
BORROWINGS
Short-term bank borrowings		¥ 300,000
Interest rate (as a percent)		2.50%
Secured long term debt
BORROWINGS
Interest rate (as a percent)		2.54%
Long-term bank borrowings		¥ 33,600
Term of the short-term borrowing		5 years
Secured long term debt | Assets Pledged as Collateral
BORROWINGS
Land use rights, net		¥ 77,600